Accounts payable and other liabilities	12 Months Ended
Dec. 31, 2021
Accounts payable and other liabilities
Accounts payable and other liabilities
26	Accounts payable and other liabilities

Accounts payable and other liabilities comprised:

	As at 31 December
	2021	2020

Accounts and notes payable	25,774,238	15,777,784
Payables to contractors for construction	19,922,953	18,734,201
Retention payables to contractors	1,795,819	1,530,764
Consideration payables for business acquisition	22,842	22,842
Others	7,093,701	6,689,770

Total	54,609,553	42,755,361

Please refer to Note 35(a)(iv) for details of accounts payable and other liabilities due to the related parties.

As at 31 December 2021, there were notes payable amounting to RMB7 million (31 December 2020: RMB245 million) secured by notes receivable.

As at 31 December 2021 and 31 December 2020, the accounts and notes payables and other liabilities are non-interest-bearing.

The carrying amounts of accounts payable and other liabilities are denominated in the following currencies:

	As at 31 December
	2021	2020

RMB	50,956,022	40,610,454
S$ (RMB equivalent)	1,537,356	948,817
US$ (RMB equivalent)	576,113	799,989
JPY (RMB equivalent)	13,988	12,293
EUR (RMB equivalent)	—	224
PKR (RMB equivalent)	1,526,074	383,584

Total	54,609,553	42,755,361

The ageing analysis of accounts and notes payable was as follows:

	As at 31 December
	2021	2020

Within 1 year	25,271,613	15,514,112
Between 1 to 2 years	373,752	166,088
Over 2 years	128,873	97,584

Total	25,774,238	15,777,784